UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Opportunities Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1 – Schedule of Investments.

Clough Global Opportunities Fund

STATEMENT OF INVESTMENTS

December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 106.30%
Basic Materials 1.19%
Anglo American PLC - Unsponsored ADR(a)	31,180	$814,110
Cliffs Natural Resources, Inc.	24,400	1,903,444
Fosun International, Ltd.	484,520	355,935
Gerdau S.A. - Sponsored ADR(a)	103,111	1,442,523
JSR Corp.	20,900	389,992
Lonmin PLC(b)	139,144	4,265,000
Monsanto Co.	4,888	340,400

		9,511,404

Communications 10.13%
China Telecom Corp., Ltd. - Class H	3,206,000	1,678,728
Chunghwa Telecom Co., Ltd. - ADR	184,273	4,656,579
Cisco Systems, Inc.(a)(b)	462,300	9,352,329
Google, Inc. - Class A(a)(b)	32,885	19,532,703
Liberty Media Corp. - Capital - Series A(b)	25,946	1,623,182
Liberty Media Corp. - Class A(b)	137,000	2,160,490
Liberty Media Corp. - Starz - Series A(b)	6,036	401,273
Maxis Bhd	3,314,700	5,697,393
NII Holdings, Inc.(b)	97,730	4,364,622
QUALCOMM, Inc.	71,900	3,558,331
Valassis Communications, Inc.(b)	29,600	957,560
Verizon Communications, Inc.(a)	652,428	23,343,874
The Walt Disney Co.(a)	94,200	3,533,442

		80,860,506

Consumer Cyclical 9.87%
American Axle & Manufacturing Holdings, Inc.(a)(b)	258,100	3,319,166
Anta Sports Products, Ltd.	761,200	1,208,472
Bosideng International Holdings, Ltd.	4,904,000	1,955,846
Cooper Tire & Rubber Co.(a)	368,819	8,696,752
Fiat S.p.A.	117,700	2,426,885
Ford Motor Co.(a)(b)	368,864	6,193,227
Gafisa S.A. - ADR(a)	170,298	2,474,430
Gol Linhas Aereas Inteligentes S.A. - ADR(a)	496,664	7,638,692
The Goodyear Tire & Rubber Co.(a)(b)	1,022,006	12,110,771
LG Electronics, Inc.	23,136	2,405,541
Little Sheep Group, Ltd.(c)	257,000	162,344

Localiza Rent A Car S.A.	232,000	3,759,518
Regal Hotels International Holdings, Ltd.	1,216,760	480,580
Skyworth Digital Holdings, Ltd.	273,000	161,915
Starwood Hotels & Resorts Worldwide, Inc.(a)	81,265	4,939,287
Tenneco, Inc.(a)(b)	271,208	11,162,921
TRW Automotive Holdings Corp.(a)(b)	107,299	5,654,657
United Continental Holdings, Inc.(a)(b)	170,156	4,053,116

		78,804,120

Consumer Non-cyclical 3.81%
Abbott Laboratories	60,400	2,893,764
Gilead Sciences, Inc.(a)(b)	40,400	1,464,096
Hypermarcas S.A.(b)	77,500	1,051,853
Japan Tobacco, Inc.	988	3,656,780
Julio Simoes Logistica S.A.(b)	656,900	4,412,310
Kraft Foods, Inc. - Class A(a)	135,900	4,282,209
Man Wah Holdings, Ltd.	3,753,700	6,094,547
Mills Estruturas e Servicos de Engenharia S.A.	156,394	1,940,793
Raia S.A.(b)	79,700	1,221,427
Santos Brasil Participacoes S.A.	242,200	3,355,783

		30,373,562

Energy 22.27%
Coal 3.77%
Alpha Natural Resources, Inc.(b)	55,602	3,337,788
Arch Coal, Inc.(a)	137,800	4,831,268
Consol Energy, Inc.(a)	126,601	6,170,533
Massey Energy Co.(a)	182,369	9,784,097
Peabody Energy Corp.(a)	92,811	5,938,048

		30,061,734

Oil & Gas Producers 10.71%
Anadarko Petroleum Corp.(a)	129,964	9,898,058
BP PLC - Sponsored ADR	173,889	7,680,677
Canadian Natural Resources, Ltd.(a)	113,700	5,050,554
Devon Energy Corp.	58,500	4,592,835
Hess Corp.(a)	167,100	12,789,834
Golar LNG, Ltd.	125,926	1,890,149
Inpex Corp.	414	2,424,646
InterOil Corp.(a)(b)	144,589	10,420,529
Newfield Exploration Co.(b)	42,800	3,086,308
Occidental Petroleum Corp.(a)	90,969	8,924,059
OGX Petroleo e Gas Participacoes S.A.(b)	446,300	5,377,108
Rosetta Resources, Inc.(a)(b)	111,600	4,200,624
Suncor Energy, Inc.(a)	158,109	6,053,994
Whiting Petroleum Corp.(b)	26,100	3,058,659

		85,448,034

Oil & Gas Services 7.79%
Calfrac Well Services, Ltd.	61,000	2,100,613

Cameron International Corp.(a)(b)	281,363	14,273,545
China Petroleum & Chemical Corp. - Class H	1,050,500	1,005,522
Core Laboratories NV	18,375	1,636,294
FMC Technologies, Inc.(a)(b)	29,400	2,613,954
National Oilwell Varco, Inc.(a)	226,587	15,237,976
Tenaris S.A. - ADR	48,704	2,385,522
Transocean, Ltd.(a)(b)	124,500	8,653,995
Trican Well Service, Ltd.(a)	98,900	2,003,264
Weatherford International, Ltd.(a)(b)	539,600	12,302,880

		62,213,565

TOTAL ENERGY		177,723,333

Financial 31.05%
Banks 2.44%
Banco do Brasil S.A.	66,954	1,267,286
Banco Santander Brasil S.A. - ADR(a)	229,200	3,117,120
Bank of China, Ltd. - Class H	2,295,500	1,210,831
China Construction Bank Corp. - Class H	1,215,250	1,089,735
Chongqing Rural Commercial Bank - Class H(b)	1,769,000	1,190,288
Hana Financial Group, Inc.	15,860	605,109
Industrial & Commercial Bank of China - Class H	454,770	338,761
Lloyds Banking Group PLC(b)	1,633,400	1,673,127
M&T Bank Corp.	55,000	4,787,750
Mitsubishi UFJ Financial Group, Inc.	222,300	1,201,992
Mizuho Financial Group, Inc.	643,600	1,212,844
Standard Chartered PLC	23,146	630,702
Woori Finance Holdings Co., Ltd.(b)	86,880	1,186,571

		19,512,116

Diversified Financial Services 6.76%
Bank of America Corp.(a)	978,271	13,050,135
CIT Group, Inc.(b)	58,200	2,741,220
Citigroup, Inc.(a)(b)	1,920,002	9,081,609
First Niagara Financial Group, Inc.	175,200	2,449,296
MGIC Investment Corp.(a)(b)	889,907	9,068,152
New York Community Bancorp, Inc.(a)	132,535	2,498,285
ORIX Corp.	12,450	1,225,219
People’s United Financial, Inc.	174,693	2,447,449
The PMI Group, Inc.(a)(b)	638,526	2,107,136
Radian Group, Inc.(a)	849,609	6,856,345
Valley National Bancorp	169,700	2,426,710

		53,951,556

Insurance 2.70%
The Dai-ichi Life Insurance Co., Ltd.	2,197	3,569,212

Genworth Financial, Inc. - Class A(a)(b)	232,956	3,061,042
Hartford Financial Services Group, Inc.(a)	206,330	5,465,682
Lincoln National Corp.(a)	110,219	3,065,190
Maiden Holdings, Ltd.(b)(c)	100,900	793,074
Ping An Insurance Group Co., of China, Ltd. - Class H	53,500	598,131
Samsung Life Insurance Co., Ltd.	6,609	596,900
Sony Financial Holdings, Inc.	661	2,674,449
T&D Holdings, Inc.	68,900	1,748,171

		21,571,851

Investment Companies 5.00%
Ares Capital Corp.	593,669	9,783,665
BlackRock Kelso Capital Corp.	177,604	1,964,300
Golub Capital BDC, Inc.	118,400	2,027,008
Indochina Capital Vietnam Holdings, Ltd.(b)	54,584	200,869
Knight Capital Group, Inc. - Class A(a)(b)	168,417	2,322,470
PennantPark Investment Corp.	707,590	8,660,902
SBI Holdings, Inc.	7,922	1,202,107
Solar Capital, Ltd.	553,557	13,717,142

		39,878,463

Real Estate 1.87%
Cheung Kong Holdings, Ltd.	404,700	6,242,735
Mingfa Group International Co., Ltd.(c)	2,468,300	790,715
New World Development, Ltd.	198,823	373,458
PDG Realty S.A. Empreendimentos e Participacoes	946,400	5,792,424
Wharf Holdings, Ltd.	224,000	1,723,343

		14,922,675

REITs 12.28%
American Capital Agency Corp.(a)	79,200	2,276,208
Annaly Capital Management, Inc.(a)	1,145,800	20,532,736
Anworth Mortgage Asset Corp.(a)	882,969	6,180,783
Apollo Commercial Real Estate Finance, Inc.	202,400	3,309,240
Ascendas Real Estate Investment Trust	3,597,000	5,801,839
CapitaCommercial Trust	5,159,000	6,029,922
Capstead Mortgage Corp.(a)	515,079	6,484,844
CFS Retail Property Trust	659,019	1,186,316
Chimera Investment Corp.(a)	932,265	3,831,609
Cypress Sharpridge Investments, Inc.	278,100	3,590,271
Dynex Capital, Inc.	262,600	2,867,592
Hatteras Financial Corp.(a)	556,847	16,855,759
Host Hotels & Resorts, Inc.	224,681	4,015,049

Invesco Mortgage Capital, Inc.	303,750	6,633,900
MFA Financial, Inc.(a)	655,123	5,345,804
Regal Real Estate Investment Trust	182,576	52,381
Starwood Property Trust, Inc.	140,050	3,008,274

		98,002,527

TOTAL FINANCIAL		247,839,188

Industrial 13.31%
Ameresco, Inc. - Class A(b)	236,789	3,400,290
Asahi Glass Co., Ltd.	208,000	2,431,235
BE Aerospace, Inc.(a)(b)	219,862	8,141,490
Chicago Bridge & Iron Co.(a)(b)	224,511	7,386,412
China State Construction International Holdings, Ltd.	4,893,500	4,621,023
Crown Holdings, Inc.(a)(b)	166,213	5,548,190
Douglas Dynamics, Inc.	83,300	1,261,995
Flowserve Corp.	6,870	819,041
Foster Wheeler AG(a)(b)	262,050	9,045,966
ITOCHU Corp.	209,900	2,125,111
JA Solar Holdings Co., Ltd. - ADR(a)(b)	159,100	1,100,972
Jardine Strategic Holdings, Ltd.	105,255	2,913,458
Jiangsu Expressway Co., Ltd. - Class H	5,713,076	6,541,578
KBR, Inc.	77,061	2,348,049
LG Corp.(b)	15,577	1,198,231
Marubeni Corp.	453,000	3,185,897
McDermott International, Inc.(a)(b)	224,042	4,635,429
Mitsubishi Corp.	94,200	2,550,211
Mitsui & Co., Ltd.	126,900	2,095,984
Owens Corning(a)(b)	118,200	3,681,930
Owens-Illinois, Inc.(a)(b)	203,780	6,256,046
Rheinmetall AG	17,500	1,397,746
Sensata Technologies Holding NV(b)	72,700	2,188,997
SMC Corp.	4,800	822,367
Tata Motors, Ltd. - Sponsored ADR	78,100	2,291,454
TransDigm Group, Inc.(b)	86,971	6,262,782
Trina Solar, Ltd. - Sponsored ADR(a)(b)	61,064	1,430,119
Yingli Green Energy Holding Co., Ltd. - ADR(a)(b)	169,803	1,677,654
Zhejiang Expressway Co., Ltd. - Class H	9,044,000	8,912,752

		106,272,409

Technology 10.14%
Apple, Inc.(a)(b)	23,371	7,538,550
Arrow Electronics, Inc.(a)(b)	193,600	6,630,800
Avnet, Inc.(b)	89,300	2,949,579
Canon, Inc.	71,100	3,686,796
Fidelity National Information Services, Inc.	130,000	3,560,700

Fiserv, Inc.(a)(b)	41,600	2,436,096
International Business Machines Corp.	160,700	23,584,332
Microsoft Corp.	833,364	23,267,523
Omron Corp.	27,000	715,322
Oracle Corp.	10,336	323,517
SAIC, Inc.(b)	117,100	1,857,206
Samsung Electro-Mechanics Co., Ltd.	10,495	1,146,691
Samsung Electronics Co., Ltd.	471	393,849
SanDisk Corp.(b)	2,063	102,861
Xerox Corp.(a)	240,100	2,765,952

		80,959,774

Utilities 4.53%
Babcock & Wilcox Co.(b)	33,771	864,200
CMS Energy Corp.	82,246	1,529,776
DPL, Inc.	93,700	2,409,027
Edison International	35,659	1,376,437
Hongkong Electric Holdings, Ltd.	905,500	5,708,303
National Grid PLC - Sponsored ADR	470,276	20,870,849
Northeast Utilities	32,883	1,048,310
Oneok, Inc.	42,400	2,351,928

		36,158,830

TOTAL COMMON STOCKS (Cost $706,442,195)		848,503,126

EXCHANGE TRADED FUNDS 4.07%
iShares iBoxx $ High Yield Corporate Bond Fund(a)	70,841	6,396,234
iShares MSCI Japan Index Fund(a)	167,979	1,832,651
Market Vectors - Russia ETF(a)	73,021	2,768,226
SPDR Gold Trust(a)(b)	154,800	21,473,856

		32,470,967

TOTAL EXCHANGE TRADED FUNDS (Cost $25,108,189)		32,470,967

WARRANTS 0.00%(d)
Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD)(b)	16,876	17,912

TOTAL WARRANTS (Cost $0)		17,912

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 12.23%
Alliant Techsystems, Inc.
04/01/2016, 6.750%	$2,095,000	2,181,419

American Axle & Manufacturing, Inc.
03/01/2017, 7.875% (a)	2,525,000	2,597,594
Anheuser-Busch InBev Worldwide, Inc.
11/17/2015, 9.750%	4,850,000	2,980,120
ArvinMeritor, Inc.
03/15/2018, 10.625%	1,805,000	2,039,650
Ball Corp.
03/15/2018, 6.625%	2,750,000	2,811,875
09/01/2019, 7.375%	300,000	324,000
BE Aerospace, Inc.
07/01/2018, 8.500%	2,100,000	2,304,750
Bombardier, Inc.
05/01/2034, 7.450% (c)	2,170,000	2,137,450
CITIC Resources Holdings, Ltd.
05/15/2014, 6.750% (e)	1,900,000	1,980,750
Constellation Brands, Inc.
09/01/2016, 7.250%	3,050,000	3,248,250
Crown Americas LLC / Crown Americas Capital Corp. II
05/17/2015, 7.625%	3,050,000	3,278,750
Eaton Vance Corp.
10/02/2017, 6.500%	2,320,000	2,633,590
Felcor Lodging LP
10/01/2014, 10.000%	1,850,000	2,081,250
Ford Motor Credit Co. LLC
10/01/2014, 8.700%	3,775,000	4,254,670
Forest Oil Corp.
02/15/2014, 8.500%	500,000	548,750
06/15/2019, 7.250%	2,400,000	2,448,000
General Cable Corp.
04/01/2017, 7.125% (a)	2,900,000	3,001,500
Genworth Financial, Inc.
06/15/2020, 7.700%	2,195,000	2,326,898
Gol Finance
07/20/2020, 9.250% (c)	2,310,000	2,396,625
The Goodyear Tire & Rubber Co.
05/15/2016, 10.500% (a)	2,850,000	3,263,250
Graphic Packaging International, Inc.
10/01/2018, 7.875%	1,300,000	1,368,250
Hanesbrands, Inc.
12/15/2016, 8.000%	2,035,000	2,192,713
Hidili Industry International Development, Ltd.
11/04/2015, 8.625% (c)	2,475,000	2,468,813
Iron Mountain, Inc.
01/01/2016, 6.625%	2,550,000	2,572,312
Itau Unibanco Holding S.A.
11/23/2015, 10.500% (c)	3,650,000	2,259,262
JPMorgan Chase & Co.
04/23/2019, 6.300% (a)	2,775,000	3,163,852
Lear Corp.
03/15/2018, 7.875%	2,450,000	2,633,750
Newfield Exploration Co.
05/15/2018, 7.125%	1,900,000	2,009,250
Petrohawk Energy Corp.
06/01/2015, 7.875%	2,925,000	3,060,281
Pioneer Natural Resources Co.
03/15/2017, 6.650%	2,200,000	2,347,635
Range Resources Corp.
05/15/2019, 8.000%	2,490,000	2,723,438

Rearden G Holdings EINS GmbH
03/30/2020, 7.875% (c)	1,875,000	1,987,500
Silgan Holdings, Inc.
08/15/2016, 7.250%	2,225,000	2,380,750
Spirit Aerosystems, Inc.
10/01/2017, 7.500%	2,275,000	2,377,375
Star Energy Geothermal Wayang Windu, Ltd.
02/12/2015, 11.500% (c)	1,875,000	2,142,188
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018, 6.750% (a)	3,325,000	3,657,500
TAM Capital 2, Inc.
01/29/2020, 9.500% (e)	2,205,000	2,403,450
Tenneco, Inc.
11/15/2015, 8.125%	210,000	223,650
08/15/2018, 7.750% (c)	1,250,000	1,331,250
Terex Corp.
11/15/2017, 8.000%	2,510,000	2,547,650
Torchmark Corp.
06/15/2016, 6.375%	1,100,000	1,183,832
Valassis Communications, Inc.
03/01/2015, 8.250%	1,625,000	1,708,281

TOTAL CORPORATE BONDS (Cost $89,530,818)		97,582,123

ASSET/MORTGAGE BACKED SECURITIES 0.10%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 2.203%(f)	625,952	690,627
Series 2007-37, Class SB, 03/20/2037, 21.203%(f)	147,342	151,534

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $722,584)		842,161

FOREIGN GOVERNMENT BONDS 2.00%
Brazilian Government International Bonds
01/05/2016, 12.500%	21,750,000	15,238,103
01/10/2028, 10.250%	1,099,000	690,847

TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,852,120)		15,928,950

GOVERNMENT & AGENCY OBLIGATIONS 13.79%
U.S. Treasury Bonds
04/30/2016, 2.625%	33,000,000	33,786,324
08/15/2016, 4.875%	3,000,000	3,419,766
11/15/2017, 4.250%	14,000,000	15,436,092
08/15/2018, 4.000%	53,000,000	57,442,884

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $107,550,512)		110,085,066

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.88%
AMR Corp., Expires January, 2012, Exercise Price $10.00	2,000	182,000
Halliburton Co., Expires January, 2011, Exercise Price $30.00	1,500	1,635,000
Microsoft Corp., Expires January, 2012, Exercise Price $27.50	13,500	4,077,000
Microsoft Corp., Expires January, 2013, Exercise Price $30.00	1,792	636,160
Transocean, Ltd, Expires January, 2011, Exercise Price $60.00	500	483,750
Transocean, Ltd, Expires January, 2011, Exercise Price $90.00	3,000	1,500

TOTAL CALL OPTIONS PURCHASED (Cost $10,600,937)		7,015,410

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 8.21%

Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(g)	65,515,477	65,515,477

TOTAL SHORT-TERM INVESTMENTS (Cost $65,515,477)		65,515,477

Total Investments - 147.58%* (Cost $1,020,322,832)		1,177,961,192

Liabilities in Excess of Other Assets - (47.58%)		(379,784,418)

NET ASSETS - 100.00%		$798,176,774

SCHEDULE OF SECURITIES SOLD SHORT (b)	Shares	Value
COMMON STOCKS
The Advisory Board Co.	(24,500)	$(1,166,935)
Aetna, Inc.	(22,600)	(689,526)
Apollo Group, Inc. - Class A	(8,700)	(343,563)
AvalonBay Communities, Inc.	(9,049)	(1,018,465)
Bed Bath & Beyond, Inc.	(18,300)	(899,445)
Berkshire Hathaway, Inc. - Class B	(49,800)	(3,989,478)
Cie Generale d’Optique Essilor International S.A.	(24,700)	(1,590,104)
Diamond Offshore Drilling, Inc.	(51,807)	(3,464,334)

Hornbeck Offshore Services, Inc.	(17,151)	(358,113)
Kohl’s Corp.	(20,900)	(1,135,706)
Macy’s, Inc.	(18,592)	(470,378)
The McGraw-Hill Cos, Inc.	(32,800)	(1,194,248)
Moody’s Corp.	(67,200)	(1,783,488)
Nabors Industries, Ltd.	(80,985)	(1,899,908)
Noble Corp.	(50,402)	(1,802,879)
Patterson-UTI Energy, Inc.	(108,600)	(2,340,330)
Petroleo Brasileiro S.A. - ADR	(5,001)	(189,238)
PetSmart, Inc.	(22,000)	(876,040)
Pride International, Inc.	(76,585)	(2,527,305)
Tesoro Corp.	(139,900)	(2,593,746)
Valero Energy Corp.	(109,600)	(2,533,952)

		(32,867,181)

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	(5,383)	(256,338)
iShares Russell 2000 Index Fund	(279,000)	(21,826,170)
Vanguard REIT ETF	(444,597)	(24,617,336)

		(46,699,844)

TOTAL SECURITIES SOLD SHORT (Proceeds $63,479,359)		$(79,567,025)

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company

Bhd - Berhad (equivalent to Public Limited Company in Malaysia)

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

HKD - Hong Kong Dollar

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S.p.A. - Società Per Azioni is an Italian shared company.

SPDR - Standard & Poor’s Depositary Receipt

*	All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2010. (See note 6)
(a)	Loaned security; a portion or all of the security is on loan at December 31, 2010.
(b)	Non-Income Producing Security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, these securities had a total value of $16,469,221 or 2.06% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of December 31, 2010, the aggregate market value of those securities was $4,384,200, representing 0.55% of net assets.
(f)	Floating or variable rate security - rate disclosed as of December 31, 2010.

(g)	Less than 0.0005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2010
Gross appreciation (excess of value over tax cost)	$161,887,312
Gross depreciation (excess of tax cost over value)	(15,890,132)
Net unrealized appreciation	$145,997,180

Cost of investments for income tax purposes	$1,031,964,012

CLOUGH GLOBAL OPPORTUNITIES FUND

DECEMBER 31, 2010

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Opportunities Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated January 12, 2006. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. There were no outstanding foreign currency contracts for the Fund as of December 31, 2010.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of December 31, 2010, there were no fair valued securities in Clough Global Opportunities Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	-	Unadjusted quoted prices in active markets for identical investments
Level 2	-	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)
Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$9,511,404	$–	$–	$9,511,404
Communications	80,860,506	–	–	80,860,506
Consumer Cyclical	78,804,120	–	–	78,804,120
Consumer Non-cyclical	30,373,562	–	–	30,373,562
Energy	175,833,184	–	–	175,833,184
Financial	247,638,319	–	200,869	247,839,188
Industrial	108,162,558	–	–	108,162,558
Technology	80,959,774	–	–	80,959,774
Utilities	36,158,830	–	–	36,158,830
Exchange Traded Funds	32,470,967	–	–	32,470,967
Warrants	17,912	–	–	17,912
Corporate Bonds	–	97,582,123	–	97,582,123
Asset/Mortgage Backed Securities	–	842,161	–	842,161
Foreign Government Bonds	–	15,928,950	–	15,928,950
Government & Agency Obligations	110,085,066	–	–	110,085,066
Call Options Purchased	7,015,410	–	–	7,015,410
Short-Term Investments	65,515,477	–	–	65,515,477
TOTAL	$1,063,407,089	$114,353,234	$200,869	$1,177,961,192

Other Financial Instruments*
Liabilities
Securities Sold Short	$(79,567,025)	$–	$–	$(79,567,025)
TOTAL	$(79,567,025)	$–	$–	$(79,567,025)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2010	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Transfers in and/or (out) of Level 3	Balance as of December 31, 2010
Common Stocks	$–	$–	$–	$–	$200,869	$200,869
Total	$–	$–	$–	$–	$200,869	$200,869

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the nine-month period ended December 31, 2010 was as follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2010	4,000	$1,948,313	4,647	$9,160,965
Positions opened	1,019	4,450,995	57,850	53,651,282
Exercised	–	–	–	–

Expired	(2,500)	(1,739,789)	(9,547)	(20,877,438)

Closed	(2,519)	(4,659,519)	(52,950)	(41,934,809)
Outstanding, December 31, 2010	–	$–	–	$–
Market Value, December 31, 2010		$–		$–

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 – Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 28, 2011